SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Intangible Assets) (Details)	6 Months Ended
Jun. 30, 2021
Computer software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Computer software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Internet domain name
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
License agreement
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
License agreement, Estimated Useful Life	Agreement term
Mobile Applications [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Internet domain name and brand name
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years